STATEMENT OF OPERATIONS - USD ($)		3 Months Ended		6 Months Ended
	Jan. 24, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020
Revenue	$ 0
General and administrative expenses	928	$ 204,960		$ 246,436
Loss from operations		(204,960)		(246,436)
Other income - interest earned on Trust Account		295,217		502,881
Income before provision for income taxes		90,257		256,445
Provision for income taxes		(19,735)		(53,853)
Net income	$ (928)	$ 70,522	$ 132,070	$ 202,592
Weighted average number of shares of common stock outstanding	15,000,000
Basic and fully diluted net loss per share attributable to stockholder	$ 0
Class A common stock
Weighted average number of shares of common stock outstanding		69,000,000		69,000,000
Class B common stock
Weighted average number of shares of common stock outstanding		17,250,000		17,250,000